LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
Below is a summary of the Company's operating right-of-use assets and operating lease liabilities as of December 31, 2019:

December 31, 2019
Operating right-of-use assets	$7,654

Operating lease liabilities, current	1,240
Operating lease liabilities long-term	6,499
Total operating lease liabilities	$7,739

Weighted average remaining lease term (years)	9
Weighted average discount rate	3.56%

Schedule of Minimum lease Payments
Minimum lease payments for the Company's right of use assets over the remaining lease periods as of December 31, 2019, are as follows:

December 31, 2019
2020	$1,164
2021	1,323
2022	740
2023	579
2024	593
2025	608
2026	623
2027	639
2028	655
2029	671
2030	401
Total undiscounted lease payments	$7,996

Less: Interest	(257)

Present value of lease liabilities	$7,739